Accounts payable	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable

Note 24.     Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade creditors	7,031	4,608
Factors or other financial institutions for borrowings	26	178
Accounts payable to Board Members	2,802	1,580
Accounts payable to other related parties	189	172
Accounts payable to underwriters, promoters, and employees	2,999	2,985
Other accounts payable	3,401	3,576
Total accounts payable	16,448	13,099

As at December 31, 2021, accounts payable to Board Members are made up of accrued salaries and bonus of CHF 2,555,032.97 (USD 2,802,171) payable to Carlos Moreira (see Note 42 for detail).

As at December 31, 2021, accounts payable to other related parties are made up of a CHF 172,320 (USD 188,988) payable to OISTE (see Note 42 for detail).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across WISeKey.

Other accounts payable are mostly amounts due or accrued for professional services (e.g. legal, accountancy, and audit services) and accruals of social charges in relation to the accrued liability to employees.